Cover	Jun. 07, 2023
Cover [Abstract]
Entity Registrant Name	STARGUIDE GROUP, INC.
Entity Central Index Key	0001803096
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 07, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	61-1817627
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-237681
Entity Address Address Line 1	300 E 2nd St
Entity Address Address Line 2	Ste 1510PMB 5010
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	702
Local Phone Number	664-0097